Document and Entity Information	0 Months Ended
Jan. 31, 2012
Document and Entity Information
Entity Registrant Name	NEW GLOBAL ENERGY, INC.
Document Type	S-1
Document Period End Date	Jan 31, 2012
Amendment Flag	false
Entity Central Index Key	0001543083
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	1,750,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

New Global Energy, Inc. - Balance Sheets (USD $)	Jan. 31, 2012
Current Assets:
Cash	$ 6,750
Prepaid expenses	0
TOTAL CURRENT ASSETS	6,750
Total Assets	6,750
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable- trade	0
Accrued expenses	0
Due to related parties	199
Current portion of long term debt	0
Total current liabilities	199
Convertible note payable	5,000
Stockholders' Equity
Common Stock	175 [1]
Additional paid-in capital	1,575
Deficit accumulated during the development stage	(199)
Total Stockholders' Equity	1,551
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,750

[1]	100,000,000 authorized; $0.0001 par value; 1,750,000 issued and outstanding

New Global Energy, Inc.- Statements of Cash Flows (USD $)	0 Months Ended
Jan. 31, 2012
Cash flows from operating activities
Net Loss	$ (199)
Expenses paid by related parties	199
(Increase) decrease in current assets	0
Increase (decrease) in accounts payable & accrued expenses	0
Cash used by operating activities	0
Cash Flows From Financing Activities:
Proceeds from issuance of common stock	1,750
Proceeds from convertible note advances	5,000
Cash generated by financing activities	6,750
CHANGE IN CASH	6,750
CASH, BEGINNING OF PERIOD	0
CASH, END OF PERIOD	$ 6,750

New Global Energy, Inc. - Statements of Operations (USD $)	0 Months Ended
Jan. 31, 2012
Revenue	$ 0
Costs & Expenses:
General and Administrative	199
Interest expense	0
TOTAL COSTS & EXPENSES	199
Loss from continuing operations before income taxes	(199)
Income taxes	0
Net Loss	(199)
Continuing operations	$ 0
Basic and diluted net loss	$ 0
Weighted average shares outstanding (basic & diluted)	1,750,000

Accounting Policies	0 Months Ended
Jan. 31, 2012
Accounting Policies
Stockholders' Equity, Policy [Policy Text Block]
Note 3.	Stockholders' Equity:

 Common Stock

We are currently authorized to issue up to 100,000,000 shares of $ 0.0001 par value common stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis..

Stock Options

There are no employee or non-employee options grants.

Income Tax, Policy [Policy Text Block]
Note 1.	Income Taxes:

We have adopted ASC 740 which provides for the recognition of a deferred tax asset based upon the value the loss carry-forwards will have to reduce future income taxes and management's estimate of the probability of the realization of these tax benefits. Our net operating loss carryovers incurred prior to 2008 considered available to reduce future income taxes were reduced or eliminated through our 2010 change of control (I.R.C. Section 382(a)) and the continuity of business limitation of I.R.C. Section 382(c).

We have a current operating loss carry-forward of $ 199. We have determined it more likely than not that these timing differences will not materialize and have provided a valuation allowance against substantially all our net deferred tax asset.

Future utilization of currently generated federal and state NOL and tax credit carry forwards may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended and similar state provisions. The annual limitation may result in the expiration of NOL and tax credit carry forwards before full utilization.

The Company is not under examination by any jurisdiction for any tax year.

Commitment and Contingencies	0 Months Ended
Jan. 31, 2012
Commitment and Contingencies
Commitments Disclosure [Text Block]	Note 2. Commitments: The Company is not a party to any leases and does not have any commitments

Debt	0 Months Ended
Jan. 31, 2012
Debt
Long-term Debt [Text Block]

Note 4. Convertible Long-Term Debt:

On January 25, 2012, we issued a convertible promissory note in the amount of $100,000. The note bear interests at 2.95% per annum until paid or converted. Interest is payable upon the maturity date (January, 2014). The initial conversion rate is $1.00 per share (subject to standard anti-dilution provisions).  The note allows for incremental draws in order to meet future working capital demands. As of January 31, 2012 we had $95,000 in unused credit available for such purposes.

Possible events constituting default are as follows:

  Failure to pay upon demand
  If we make an assignment for the benefit of creditors
  Bankruptcy or Insolvency
  Any merger, liquidation, dissolution or winding up of business unless any successor expressly assumes the obligation

The convertible debt securities were issued with a non-detachable conversion feature and 200,000 detachable warrants. We evaluate and account for such securities in accordance with FASB ASC 815, Accounting for Derivative Financial Instruments as amended.

The Company determined the relative fair value of the warrants was $0. We utilize the Black-Scholes option-pricing model to determine fair value of the note, conversion feature and warrants.  Key assumptions of the Black-Scholes option-pricing model include applicable volatility rates, risk-free interest rates and the instrument's expected remaining life. Assumptions used in the initial valuation were dividend yield of 0%; expected volatility of 100%; risk-free interest rate of 3.2% and an expected life of 3 years

In accordance with the FASB Emerging Issues Task Force (“EITF”) Issue No. 98-5 “Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios” and EITF Issue No. 00-27 “Application of Issue No. 98-5 to Certain Convertible Instruments,” we determined that the convertible notes did not contains an embedded beneficial conversion feature. The effective conversion price exceeded the stock price on the valuation date.

Related Party Disclosures	0 Months Ended
Jan. 31, 2012
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

Note 5. Related Party Transactions not Disclosed Elsewhere:

Due Related Parties: Amounts due related parties consist of corporate organization expenses paid prior to the establishment of a bank account. Such items totaled $199.